UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811- 09101

Exact name of registrant as specified in charter:	Dryden Tax Managed Funds

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Marguerite E. H. Morrison Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7525

Date of fiscal year end:	October 31, 2003

Date of reporting period:	October 31, 2003

Item 1 – Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

Dryden Large-Cap Core Equity Fund

Formerly known as Dryden Tax-Managed Equity Fund

OCTOBER 31, 2003	ANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

December 16, 2003

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and some of its former brokers and branch managers in Massachusetts. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

State and federal authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of JennisonDryden mutual funds, and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund Objective

The investment objective of the Dryden Large-Cap Core Equity Fund (the Fund) is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 10/31/03
	One Year	Three Years	Since Inception[2]
Class A	21.57%	–23.69%	–5.30%

Class B	20.55	–25.43	–8.50

Class C	20.55	–25.43	–8.50

Class Z	21.70	–23.16	–4.10

S&P 500 Index[3]	20.79	–22.97	–9.31

Lipper Large-Cap Core Funds Avg.[4]	17.78	–28.14	–12.85

Average Annual Total Returns[1] as of 9/30/03
	One Year	Three Years	Since Inception[2]
Class A	17.63%	–12.13%	–3.50%

Class B	18.04	–12.16	–3.33

Class B—Return After Taxes on Distribution	18.04	–12.16	–3.33

Class B—Return After Taxes on Distribution and Sale of Fund Shares	11.73	–9.46	–2.63

Class C	20.82	–11.56	–3.33

Class Z	24.28	–10.36	–2.13

S&P 500 Index[3]	24.37	–10.13	–3.28

Lipper Large-Cap Core Funds Avg.[4]	20.86	–12.31	–4.18

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other

2	Visit our website at www.jennisondryden.com

share classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future. 2Inception date: 3/3/99. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed. 4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Large-Cap Core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/03
Microsoft Corp., Computer Software & Services	3.0%

Intel Corp., Semiconductors	3.0

Wal-Mart Stores, Inc., Multiline Retail	2.7

Citigroup, Inc., Financial Services	2.5

General Electric Co., Industrial Conglomerates	2.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/03
Financial Services	11.9%

Pharmaceuticals	8.2

Computer Software & Services	6.0

Banking	5.4

Semiconductors	4.7

Industry weightings are subject to change.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	3

Investment Adviser’s Report

Our quantitative tax-managed investment discipline

Quantitative methods. We use quantitative methods to select individual securities. This means that we rate the attractiveness of a stock with formulas that include its price, the company’s earnings, earnings growth, and a number of other variables. Our security selections are based upon objective data rather than judgments about companies’ business prospects. Usually, stocks of both fast- and slow-growing companies (the latter are often called value stocks) are represented in the Fund’s portfolio. We have found that no single group of selection criteria identifies winners and losers equally well within each style. Therefore, we apply different selection criteria to growth and value stocks.

We strive to keep the Fund’s return (before the deduction of Fund expenses) within a range of about plus or minus two percentage points of the return of the S&P 500 Index. We construct a portfolio that satisfies our risk control and tax management objectives while emphasizing highly rated stocks. We incorporate risk controls to limit the Fund’s deviations from the S&P 500 universe on many factors—such as industry profile or market capitalization (the value of the overall equity in the firm)—that can affect stock returns.

Tax management. We seek to reduce your tax liability while increasing the value of your investment. Changes in the market value of stocks in the Fund affect its net asset value and return, but have no tax consequences until the gain or loss is “locked in” by the sale of the shares. This is called “realizing” the gain or loss. We review our portfolio daily for stocks that have fallen in value. When appropriate, we may sell some of these shares to realize capital losses and search for stocks with a similar risk profile to purchase as substitutes. We try to maintain a tax-loss carry-forward—a net realized loss that can be subtracted from future gains.

Analysis of the period’s return

Over the Fund’s reporting period, the S&P 500 Index rose 20.79%, rebounding from three years of negative returns. The Fund’s Class A shares returned 21.57% (excluding sales charges), outperforming its benchmark by 0.78 percentage points.

During the Fund’s reporting period, the stocks that our methods rated high performed better than stocks that our methods rated low. The Fund’s high-growth stocks performed particularly well, notably positions in Cisco Systems (+87% for the 12 months ended October 31, 2003), Genentech (+140%), and Citrix Systems (+233%).

4	Visit our website at www.jennisondryden.com

During the period, the Fund had, on average, more high-growth stocks than the benchmark S&P 500 Index and more stocks of companies whose capitalization levels were below the average capitalization of companies in the S&P 500 Index. Stocks with these high-growth and low-capitalization characteristics performed particularly well over this reporting period, so these overweights added to the Fund’s return.

Dryden Large-Cap Core Equity Fund Management Team

The Portfolio of Investments following this report shows the size of the Fund’s positions at period-end.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	5

This Page Intentionally Left Blank

Financial Statements

OCTOBER 31, 2003	ANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Portfolio of Investments

as of October 31, 2003

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

CONSUMER DISCRETIONARY 13.3%

Auto & Truck 1.6%

11,400	AutoNation, Inc.(a)	$213,180
3,700	Dana Corp.	60,236
93,400	Ford Motor Co.(b)	1,132,942
34,700	General Motors Corp.(b)	1,480,649
8,200	Gentex Corp.(b)	320,210
2,800	Harley-Davidson, Inc.(b)	132,748

		3,339,965

Consumer Products 0.4%

13,800	Eastman Kodak Co.	337,134
2,600	Fossil, Inc.(a)	70,200
2,600	Kellwood Co.	97,162
11,100	Mattel, Inc.(b)	214,896
1,000	V.F. Corp.	42,450

		761,842

Hotels, Restaurants & Leisure 0.5%

800	Argosy Gaming Co.(a)	19,040
8,900	Aztar Corp.(a)(b)	185,832
1,400	Jack in the Box, Inc.(a)	25,466
3,800	McDonald’s Corp.	95,038
2,800	P.F. Chang’s China Bistro, Inc.(a)	136,472
2,600	Papa John’s International, Inc.(a)(b)	68,406
3,800	Park Place Entertainment Corp.(a)	36,480
4,900	Station Casinos, Inc.	145,775
10,000	Yum! Brands, Inc.(a)	341,400

		1,053,909

Housing Construction 0.7%

15,100	KB HOME	1,034,199
4,700	Pulte Homes, Inc.	406,597
4,500	WCI Communities, Inc.(a)	98,100

		1,538,896

Internet & Catalog Retail

300	Coldwater Creek, Inc.(a)	3,714

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Media 3.4%

25,900	Clear Channel Communications, Inc.(b)	$1,057,238
14,300	Comcast Corp. (Class A)(a)	485,056
68,000	Disney (Walt) Co.(b)	1,539,520
7,100	Gannett Co., Inc.	597,181
4,400	Knight-Ridder, Inc.(b)	322,608
95,400	Time Warner, Inc.(a)	1,458,666
1,900	Tribune Co.	93,195
40,400	Viacom, Inc. (Class B)	1,610,748

		7,164,212

Multiline Retail 3.6%

1,400	Dollar General Corp.	31,458
11,500	Federated Department Stores, Inc.(b)	546,825
1,300	Kohl’s Corp.(a)(b)	72,891
39,700	Limited Brands	698,720
7,050	Rent-A-Center, Inc.(a)	220,383
200	Sears, Roebuck & Co.(b)	10,526
10,400	The May Department Stores Co.(b)	290,784
1,400	Vans, Inc.(a)	15,722
99,000	Wal-Mart Stores, Inc.	5,836,050

		7,723,359

Specialty Retail 3.1%

6,400	Bed Bath & Beyond, Inc.(a)	270,336
25,300	Best Buy Co., Inc.(a)	1,475,243
12,600	Coach, Inc.(a)(b)	446,922
2,200	Concord Camera Corp.(a)	28,248
10,900	Electronics Boutique Holdings Corp.(a)	310,105
4,200	Harman International Industries, Inc.	538,440
9,900	Hasbro, Inc.	215,820
56,300	Home Depot, Inc.	2,087,041
6,500	Liz Claiborne, Inc.	239,785
10,000	Lowe’s Companies, Inc.(b)	589,300
2,300	Marvel Enterprises, Inc.(a)(b)	67,735
3,150	Pacific Sunwear of California, Inc.(a)(b)	72,733
700	PETsMART, Inc.	17,927
4,500	The Gap, Inc.	85,860
8,200	The Yankee Candle Co., Inc.(a)	229,436

		6,674,931

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

CONSUMER STAPLES 7.7%

Beverages 3.1%

36,300	Anheuser-Busch Cos., Inc.	$1,788,138
48,800	Coca-Cola Co.	2,264,320
46,100	Pepsi Bottling Group, Inc. (The)	1,027,569
600	PepsiAmericas, Inc.	8,988
33,360	PepsiCo, Inc.	1,595,275

		6,684,290

Cosmetics & Soaps 2.6%

6,500	Avon Products, Inc.(b)	441,740
1,500	Chattem, Inc.(a)	22,005
2,000	Clorox Co.	90,600
2,300	Colgate-Palmolive Co.	122,337
15,000	Kimberly-Clark Corp.	792,150
26,400	Procter & Gamble Co.	2,594,856
46,100	The Gillette Co.	1,470,590

		5,534,278

Food & Drug Retailing 0.4%

14,900	Albertson’s, Inc.	302,321
17,300	Kroger Co. (The)(a)(b)	302,577
1,800	Safeway, Inc.(a)	37,980
200	Sysco Corp.	6,732
26,600	Winn-Dixie Stores, Inc.(b)	215,194

		864,804

Food Products 0.5%

6,900	General Mills, Inc.	309,465
7,300	H.J. Heinz Co.	257,909
1,800	International Multifoods Corp.(a)	40,158
9,400	Kellogg Co.	311,422
1,200	Sara Lee Corp.	23,916
4,348	Tyson Foods, Inc. (Class A)(b)	62,046

		1,004,916

Tobacco 1.1%

25,400	Altria Group, Inc.	1,181,100
22,800	R.J. Reynolds Tobacco Holdings, Inc.(b)	1,095,084
600	Vector Group Ltd.	9,450

		2,285,634

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

ENERGY 5.0%

Oil & Gas Exploration/Production 2.3%

2,300	Amerada Hess Corp.	$118,726
8,400	Anadarko Petroleum Corp.(b)	366,408
2,400	Baker Hughes, Inc.	67,824
1,600	BJ Services Co.(a)	52,496
5,400	Burlington Resources, Inc.(b)	262,656
26,100	ConocoPhillips	1,491,615
14,500	Devon Energy Corp.	703,250
400	Helmerich & Payne, Inc.	10,604
11,500	Kinder Morgan, Inc.	615,825
400	Marathon Oil Corp.	11,828
17,500	Nabors Industries Ltd.(a)	661,500
1,600	Occidental Petroleum Corp.	56,416
7,600	Schlumberger Ltd.	356,972
8,500	Tesoro Petroleum Corp.(a)	96,900
2,100	TETRA Technologies, Inc.(a)	47,481
2,600	Unit Corp.(a)	50,414

		4,970,915

Petroleum & Coal 2.7%

14,645	ChevronTexaco Corp.	1,088,124
125,709	Exxon Mobil Corp.	4,598,435

		5,686,559

FINANCIALS 21.6%

Banking 5.4%

43,400	Bank of America Corp.	3,286,682
12,200	BB&T Corp.	471,774
18,130	FleetBoston Financial Corp.	732,271
5,900	Golden West Financial Corp.	592,537
2,800	Huntington Bancshares, Inc.	60,648
31,900	New York Community Bancorp, Inc.(b)	1,154,780
14,600	PNC Financial Services Group	782,122
7,900	Popular, Inc.	355,500
2,800	Regions Financial Corp.	102,900
10,500	SouthTrust Corp.	334,425
4,300	SunTrust Banks, Inc.(b)	288,401
52,091	U.S. Bancorp	1,417,917
200	Union Planters Corp.	6,654
32,800	Wells Fargo & Co.	1,847,296

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)
1,300	Zions Bancorp.	$79,677

		11,513,584

Financial Services 11.9%

600	A.G. Edwards, Inc.	24,300
1,400	Affiliated Managers Group, Inc.(a)	101,500
1,000	Allied Capital Corp.(b)	24,850
16,500	American Express Co.	774,345
46,400	Bank One Corp.	1,969,680
113,800	Citigroup, Inc.	5,394,120
2,600	Countrywide Credit Industries, Inc.(b)	273,312
4,600	Deluxe Corp.	185,702
300	Doral Financial Corp.	15,150
8,600	Fannie Mae	616,534
8,200	Federated Investors, Inc. (Class B)	226,730
500	First Tennessee National Corp.	22,680
17,400	Goldman Sachs Group, Inc. (The)	1,633,860
73,620	J.P. Morgan Chase & Co.	2,642,958
13,100	John Hancock Financial Services, Inc.	463,085
15,100	Lehman Brothers Holdings, Inc.	1,087,200
8,300	MBNA Corp.	205,425
19,700	Merrill Lynch & Co., Inc.	1,166,240
6,400	Moody’s Corp.	370,112
18,900	Morgan Stanley	1,037,043
31,300	National City Corp.	1,022,258
6,800	New Century Financial Corp.(b)	252,144
27,900	SLM Corp.	1,092,564
8,100	The Bear Stearns Cos., Inc.	617,625
47,000	Wachovia Corp.(d)	2,155,890
42,975	Washington Mutual, Inc.	1,880,156

		25,255,463

Insurance 4.1%

4,000	ACE Ltd.	144,000
2,500	AFLAC, Inc.(b)	91,200
25,000	Allstate Corp.	987,500
1,000	American Financial Group, Inc.	22,270
47,996	American International Group, Inc.	2,919,597
400	AmerUs Group Co.(b)	15,100
2,200	Brown & Brown, Inc.	66,990
27,600	MetLife, Inc.	866,640
500	Odyssey Re Holdings Corp.	10,490
1,000	Old Republic International Corp.	35,940

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

35,500	Principal Financial Group, Inc.	$1,112,925
15,000	SAFECO Corp.	550,500
2,700	St. Paul Cos., Inc. (The)	102,951
97,800	Travelers Property Casualty Corp. (Class B)	1,600,986
9,900	UnumProvident Corp.	162,063

		8,689,152

Real Estate Investment Trusts 0.2%

16,200	Equity Office Properties Trust	453,762
2,900	National Health Investors, Inc.	61,625

		515,387

HEALTHCARE 13.6%

Biotechnology 1.3%

600	Affymetrix, Inc.(a)	15,378
39,180	Amgen, Inc.(a)	2,419,757
6,500	Celgene Corp.(a)	270,985
1,000	Cephalon, Inc.(a)	46,960

		2,753,080

Healthcare Equipment & Supplies 2.5%

24,200	Becton, Dickinson & Co.	884,752
4,500	Boston Scientific Corp.(a)(b)	304,740
5,200	C.R. Bard, Inc.	416,260
11,600	Cytyc Corp.(a)	149,988
6,200	Gen-Probe, Inc.(a)	165,974
13,600	Guidant Corp.	693,736
500	Hillenbrand Industries, Inc.(b)	29,765
400	McKesson Corp.(b)	12,108
14,100	Medtronic, Inc.	642,537
400	PSS World Medical, Inc.(a)	3,728
800	Respironics, Inc.(a)	33,352
23,800	Stryker Corp.(b)	1,930,418

		5,267,358

Healthcare Providers & Services 1.6%

11,100	AdvancePCS(a)	571,317
5,900	Aetna, Inc.	338,719
15,300	Anthem, Inc.(a)(b)	1,046,979
3,600	Bally Total Fitness Holding Corp.(a)	23,976
400	First Health Group Corp.(a)	9,764
12,500	Humana, Inc.(a)	253,625

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)
5,000	LifePoint Hospitals, Inc.(a)	$128,550
11,100	Lincare Holdings, Inc.(a)(b)	432,234
300	UnitedHealth Group, Inc.	15,264
800	Universal Health Services, Inc. (Class B)(a)	37,640
6,900	WellPoint Health Networks, Inc.(a)	613,410

		3,471,478

Pharmaceuticals 8.2%

24,100	Abbott Laboratories	1,027,142
22,400	Baxter International, Inc.	595,392
75,600	Bristol-Myers Squibb Co.	1,917,972
2,600	IMS Health, Inc.	61,178
73,504	Johnson & Johnson(b)	3,699,456
8,400	Ligand Pharmaceuticals, Inc. (Class B)(a)	115,752
10,000	Lilly Eli & Co.	666,200
71,100	Merck & Co., Inc.	3,146,175
138,435	Pfizer, Inc.	4,374,546
41,300	Wyeth	1,822,982

		17,426,795

INDUSTRIALS 11.8%

Aerospace/Defense 1.9%

1,800	General Dynamics Corp.	150,660
1,900	Herley Industries, Inc.(a)	35,910
3,200	Honeywell International, Inc.	97,952
19,800	Lockheed Martin Corp.	917,928
16,200	Northrop Grumman Corp.	1,448,280
16,900	United Technologies Corp.	1,431,261

		4,081,991

Airlines 0.1%

7,500	ExpressJet Holdings, Inc.(a)(b)	114,750

Building Products 0.4%

32,100	Masco Corp.	882,750

Business Services 1.1%

11,625	Apollo Group, Inc. (Class A)(a)	738,536
49,500	Cendant Corp.(a)(b)	1,011,285
22,900	Convergys Corp.(a)	367,774
3,300	Paychex, Inc.	128,436
1,200	The Corporate Executive Board Co.(a)	61,212

		2,307,243

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Data Processing/Management 0.3%

2,600	Acxiom Corp.(a)	$41,340
400	Automatic Data Processing, Inc.	15,096
13,600	First Data Corp.(b)	485,520
4,600	Mercury Computer Systems, Inc.(a)	98,946

		640,902

Diversified Manufacturing Operations 0.7%

5,400	Crane Co.	151,740
12,900	Danaher Corp.(b)	1,068,765
1,100	Roper Industries, Inc.	54,362
5,400	Trinity Industries, Inc.	137,430

		1,412,297

Electrical Equipment 0.6%

5,800	Acuity Brands, Inc.	124,700
200	Encore Wire Corp.(a)	3,372
31,400	Energizer Holdings, Inc.(a)(b)	1,155,520

		1,283,592

Financial/Business Services 0.4%

18,900	Block (H&R), Inc.(b)	890,001
2,200	John H. Harland Co.	59,906

		949,907

Industrial Conglomerates 4.3%

24,900	3M Co.	1,963,863
182,200	General Electric Co.	5,285,622
94,200	Tyco International Ltd.(b)	1,966,896

		9,216,381

Machinery 0.3%

5,700	Caterpillar, Inc.	417,696
4,100	Graco, Inc.	156,210

		573,906

Miscellaneous Basic Industry

2,100	HON INDUSTRIES, Inc.	86,100

Railroads 0.1%

2,600	Union Pacific Corp.	162,760

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)
Schools 0.2%

2,900	Education Management Corp.(a)	$183,222
2,100	ITT Educational Services, Inc.(a)(b)	104,580
1,200	Sylvan Learning Systems, Inc.(a)	33,960

		321,762

Transportation 1.4%

4,000	FedEx Corp.	303,040
21,400	J.B. Hunt Transport Services, Inc.(a)(b)	543,132
9,000	Ryder System, Inc.	270,000
26,600	United Parcel Service, Inc. (Class B)(b)	1,929,032

		3,045,204

INFORMATION TECHNOLOGY 18.2%

Communications Equipment 2.3%

213,100	Cisco Systems, Inc.(a)	4,470,838
200	Inet Technologies, Inc.(a)	2,690
2,400	Plantronics, Inc.(a)(b)	66,744
7,700	Polycom, Inc.(a)	154,231
3,800	UTStarcom, Inc.(a)	119,700

		4,814,203

Computers 3.7%

38,300	Dell, Inc.(a)(b)	1,383,396
53,150	Hewlett-Packard Co.	1,185,776
48,000	International Business Machines Corp.	4,295,040
11,900	Lexmark International, Inc.(a)(b)	875,959
5,300	Seagate Technology, Inc.(a)	0
24,000	Sun Microsystems, Inc.(a)	95,040

		7,835,211

Computer Software & Services 6.0%

900	Advent Software, Inc.(a)	16,479
300	BARRA, Inc.(a)	11,400
32,000	Citrix Systems, Inc.(a)	808,960
1,000	Computer Associates International, Inc.(b)	23,520
4,700	DST Systems, Inc.(a)	177,754
5,200	Electronic Arts, Inc.(a)	515,008
600	Electronics for Imaging, Inc.(a)(b)	16,260
88,500	EMC Corp.(a)(b)	1,224,840
21,900	Intuit, Inc.(a)	1,094,562

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)
700	Keane, Inc.(a)	$9,198
241,300	Microsoft Corp.	6,309,995
185,400	Oracle Corp.(a)	2,217,384
1,300	Symantec Corp.(a)	86,645
34,000	Xerox Corp.(a)(b)	357,000

		12,869,005

Electronic Components 0.8%

1,500	Mentor Graphics Corp.(a)	25,125
35,100	Texas Instruments, Inc.	1,015,092
18,400	Waters Corp.(a)	578,312

		1,618,529

Internet 0.6%

30,700	Yahoo!, Inc.(a)	1,341,590

IT Consulting & Services 0.1%

5,000	CDW Corp.	300,250
200	Digital Insight Corp.(a)	4,196

		304,446

Semiconductors 4.7%

49,800	Altera Corp.(a)	1,007,454
2,400	Amkor Technology, Inc.(a)	45,240
10,600	Analog Devices, Inc.(a)(b)	469,898
7,500	Cypress Semiconductor Corp.(a)(b)	160,950
190,200	Intel Corp.	6,286,110
33,600	Linear Technology Corp.(b)	1,431,696
14,200	Micron Technology, Inc.(a)(b)	203,628
17,900	PMC-Sierra, Inc.(a)	325,243

		9,930,219

MATERIALS 2.3%

Chemicals 0.6%

300	Cytec Industries, Inc.(a)	10,473
7,200	Hercules, Inc.(a)(b)	75,240
40,600	Monsanto Co.(b)	1,017,030
2,200	OM Group, Inc.(a)	39,380
13,000	RPM International, Inc.	187,850

		1,329,973

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	17

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)
Containers & Packaging 0.5%

3,000	Ball Corp.	$168,600
42,700	Pactiv Corp.(a)	941,535

		1,110,135

Metals & Mining 0.9%

8,000	Alcoa, Inc.	252,560
35,900	Newmont Mining Corp.	1,571,702

		1,824,262

Paper & Packaging 0.3%

28,100	Louisiana-Pacific Corp.(a)	534,462

TELECOMMUNICATION SERVICES 4.1%

Diversified Telecommunication Services 2.8%

300	ALLTEL Corp.	14,181
48,400	AT&T Corp.(b)	899,756
85,500	BellSouth Corp.	2,249,505
27,669	SBC Communications, Inc.	663,503
28,500	Sprint Corp. (Fon Group)(b)	456,000
50,796	Verizon Communications, Inc.	1,706,745

		5,989,690

Wireless Telecommunication Services 1.3%

126,500	AT&T Wireless Services, Inc.(a)	917,125
3,100	Crown Castle International Corp.(a)	39,246
69,300	Nextel Communications, Inc. (Class A)(a)(b)	1,677,060
1,600	Nextel Partners, Inc. (Class A)(a)	19,232

		2,652,663

UTILITIES 2.0%

Electric Utilities 1.4%

20,200	Alliant Energy Corp.(b)	486,012
1,200	Dominion Resources, Inc.	73,920
41,000	Edison International(a)(b)	808,110
18,288	Exelon Corp.	1,160,374
3,100	FirstEnergy Corp.	106,609
11,200	PPL Corp.	447,104

		3,082,129

Gas Utilities 0.6%

13,800	NiSource, Inc.(b)	285,798

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
7,300	Praxair, Inc.	$507,934
13,600	Sempra Energy	378,080

		1,171,812

Water Utilities

600	American States Water Co.	14,700

	Total long-term investments (cost $181,939,240)	211,687,095

SHORT-TERM INVESTMENTS 18.2%

Mutual Fund 18.0%

	Dryden Core Investment Fund - Taxable Money Market Series(c)
38,316,354	(cost $38,316,354; Note 3)	38,316,354
Principal Amount (000)

Repurchase Agreement 0.2%

	Joint Repurchase Agreement Account, 1.07%, 11/3/03
$ 303	(cost $303,000; Note 6)	303,000

	Total short-term investments (cost $38,619,354)	38,619,354

	Total Investments 117.8% (cost $220,558,594; Note 5)	250,306,449
	Liabilities in excess of other assets (17.8%)	(37,732,707)

	Net Assets 100%	$212,573,742

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security purchased with cash collateral received for securities on loan; see Note 4.
(d)	Affiliated security.

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	19

Statement of Assets and Liabilities

as of October 31, 2003

Assets

Investments, at value, including securities on loan of $36,694,040 (cost $220,558,594)	$250,306,449
Receivable for investments sold	4,235,816
Dividends and interest receivable	271,098
Receivable for Fund shares sold	200,509
Prepaid expenses and other assets	2,104

Total assets	255,015,976

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	38,164,559
Payable for investments purchased	3,570,836
Payable for Fund shares reacquired	246,389
Accrued expenses	200,179
Distribution fee payable	140,744
Management fee payable	116,454
Payable to custodian	3,073

Total liabilities	42,442,234

Net Assets	$212,573,742

Net assets were comprised of:
Shares of beneficial interest, at par	$23,008
Paid-in capital in excess of par	264,606,250

264,629,258
Accumulated net realized loss on investments	(81,803,371)
Net unrealized appreciation on investments	29,747,855

Net assets, October 31, 2003	$212,573,742

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share
($51,026,466 ÷ 5,390,508 shares of beneficial interest issued and outstanding)	$9.47
Maximum sales charge (5% of offering price)	.50

Maximum offering price to public	$9.97

Class B

Net asset value, offering price and redemption price per share
($99,237,091 ÷ 10,844,156 shares of beneficial interest issued and outstanding)	$9.15

Class C

Net asset value and redemption price per share
($55,112,367 ÷ 6,022,517 shares of beneficial interest issued and outstanding)	$9.15
Sales charge (1% of offering price)	.09

Offering price to public	$9.24

Class Z

Net asset value, offering price and redemption price per share
($7,197,818 ÷ 750,515 shares of beneficial interest issued and outstanding)	$9.59

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	21

Statement of Operations

Year Ended October 31, 2003

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $377)	$3,390,284
Income from securities loaned, net	16,831
Interest	7,640

Total income	3,414,755

Expenses
Management fee	1,328,551
Distribution fee—Class A	122,031
Distribution fee—Class B	959,249
Distribution fee—Class C	526,744
Transfer agent’s fees and expenses	245,000
Custodian’s fees and expenses	166,000
Reports to shareholders	66,000
Registration fees	40,000
Audit fee	28,000
Legal fees and expenses	25,000
Trustees’ fees	16,000
Miscellaneous	6,921

Total expenses	3,529,496

Net investment loss	(114,741)

Realized And Unrealized Gain (Loss) On Investments

Net realized loss on investment transactions	(9,589,709)
Net change in unrealized appreciation on investments	48,262,756

Net gain on investments	38,673,047

Net Increase In Net Assets Resulting From Operations	$38,558,306

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended October 31,
	2003	2002
Increase (Decrease) In Net Assets

Operations
Net investment loss	$(114,741)	$(639,251)
Net realized loss on investments	(9,589,709)	(10,832,007)
Net change in unrealized appreciation (depreciation) on investments	48,262,756	(26,433,361)

Net increase (decrease) in net assets resulting from operations	38,558,306	(37,904,619)

Fund share transactions (net of share conversions) (Note 7)
Net proceeds from shares sold	15,961,594	25,809,770
Cost of shares reacquired	(52,411,251)	(90,556,074)

Net decrease in net assets from Fund share transactions	(36,449,657)	(64,746,304)

Total increase (decrease)	2,108,649	(102,650,923)

Net Assets

Beginning of year	210,465,093	313,116,016

End of year	$212,573,742	$210,465,093

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

Dryden Large-Cap Core Equity Fund (the “Fund”), formerly known as Dryden Tax-Managed Equity Fund, is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

Cont’d

to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purpose, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the year ended October 31, 2003, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $59,600 and $24,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended October 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2003, it received approximately $271,500 and $3,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the year ended October 31, 2003.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended October 31, 2003, the Fund incurred fees of approximately $188,900 for the services of PMFS. As of October 31, 2003, approximately $14,700 of such fees

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

Cont’d

were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $39,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), affiliates of PI, was approximately $37,700 for the year ended October 31, 2003. Effective July 1, 2003, Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of October 31, 2003, approximately $3,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PSI was the securities lending agent for the Fund. Effective July 1, 2003, PIM became the Fund’s securities lending agent. For the year ended October 31, 2003, PSI and PIM have been compensated approximately $2,800 and $2,800 for these services, respectively.

The Fund invests in the Taxable Money Market Series ( the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended October 31, 2003, the Fund earned income of approximately $1,400 and $16,800, by investing its excess cash and collateral received from securities lending respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2003 were $139,846,704 and $176,147,884 respectively.

As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $36,694,040. The Fund received $38,164,559 in cash collateral for securities

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on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended October 31, 2003, the adjustments were to decrease net investment loss and decrease paid-in-capital in excess of par by $114,741 due to a net operating loss. Net investment income, net realized gains and net assets were not affected by this change.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2003 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$222,522,690	$35,331,360	$7,547,601	$27,783,759

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $79,839,300 of which $11,454,800 expires in 2007, $9,748,400 expires in 2008, $38,550,400 expires in 2009, $10,888,600 expires in 2010 and $9,197,100 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

For the years ended October 31, 2003 and October 31, 2002, the Fund had no distributable earnings on a tax basis.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

Cont’d

Note 6. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of October 31, 2003, the Fund had a .13% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $303,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear Stearns Securities Corp., 1.07%, in the principal amount of $77,172,000, repurchase price $77,178,881, due 11/03/03. The value of the collateral including accrued interest was $78,717,519.

Goldman Sachs & Co., 1.07%, in the principal amount of $77,173,000, repurchase price $77,179,881, due 11/03/03. The value of the collateral including accrued interest was $78,716,461.

Greenwich Capital Markets, Inc., 1.07% in the principal amount of $77,172,000, repurchase price $77,178,881, due 11/03/03. The value of the collateral including accrued interest was $78,719,220.

Note 7. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. As of October 31, 2003, PI owned 2,500 shares each of Class A, Class B, Class C and Class Z shares.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended October 31, 2003:
Shares sold	623,442	$5,195,495
Shares reacquired	(1,784,191)	(14,912,577)

Net increase (decrease) in shares outstanding before conversion	(1,160,749)	(9,717,082)
Shares issued upon conversion from Class B	224,963	1,841,157

Net increase (decrease) in shares outstanding	(935,786)	$(7,875,925)

Year ended October 31, 2002:
Shares sold	942,582	$8,696,498
Shares reacquired	(2,197,498)	(19,895,961)

Net increase (decrease) in shares outstanding before conversion	(1,254,916)	(11,199,463)
Shares issued upon conversion from Class B	209,776	1,917,286

Net increase (decrease) in shares outstanding	(1,045,140)	$(9,282,177)

Class B	.
Year ended October 31, 2003:
Shares sold	519,245	$4,151,406
Shares reacquired	(2,585,010)	(20,645,538)

Net increase (decrease) in shares outstanding before conversion	(2,065,765)	(16,494,132)
Shares reacquired upon conversion into Class A	(231,772)	(1,841,157)

Net increase (decrease) in shares outstanding	(2,297,537)	$(18,335,289)

Year ended October 31, 2002:
Shares sold	934,863	$8,538,664
Shares reacquired	(4,115,380)	(35,438,243)

Net increase (decrease) in shares outstanding before conversion	(3,180,517)	(26,899,579)
Shares reacquired upon conversion into Class A	(214,507)	(1,917,286)

Net increase (decrease) in shares outstanding	(3,395,024)	$(28,816,865)

Class C
Year ended October 31, 2003:
Shares sold	526,929	$4,212,155
Shares reacquired	(1,671,770)	(13,323,480)

Net increase (decrease) in shares outstanding	(1,144,841)	$(9,111,325)

Year ended October 31, 2002:
Shares sold	627,747	$5,684,101
Shares reacquired	(3,116,279)	(27,051,397)

Net increase (decrease) in shares outstanding	(2,488,532)	$(21,367,296)

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	31

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Year ended October 31, 2003:
Shares sold	293,413	$2,402,538
Shares reacquired	(427,547)	(3,529,656)

Net increase (decrease) in shares outstanding	(134,134)	$(1,127,118)

Year ended October 31, 2002:
Shares sold	309,414	$2,890,507
Shares reacquired	(899,808)	(8,170,473)

Net increase (decrease) in shares outstanding	(590,394)	$(5,279,966)

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Financial Highlights

OCTOBER 31, 2003	ANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Financial Highlights

Class A
Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.79

Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain (loss) on investment transactions	1.64

Total from investment operations	1.68

Net asset value, end of period	$9.47

Total Return(b):	21.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,026
Average net assets (000)	$48,812
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.19%
Expenses, excluding distribution and service (12b-1) fees	0.94%
Net investment income	0.48%
For Class A, B, C and Z shares:
Portfolio turnover rate(g)	69%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(g)	Portfolio turnover for periods of less than one full year is not annualized.

See Notes to Financial Statements.

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Class A

Year Ended October 31,			March 3, 1999(a) Through October 31, 1999(d)

2002(d)	2001(d)	2000(d)

$9.06	$12.41	$11.27	$10.00

0.03	0.02	— (e)	0.01
(1.30)	(3.37)	1.14	1.26

(1.27)	(3.35)	1.14	1.27

$7.79	$9.06	$12.41	$11.27

(14.02)%	(26.99)%	10.12%	12.70%

$49,310	$66,778	$92,685	$78,169
$62,399	$81,887	$91,064	$66,701

1.16%	1.10%	1.09%	1.23	%(c)
0.91%	0.85%	0.84%	0.98	%(c)
0.32%	0.15%	0.03%	0.09	%(c)

69%	73%	94%	67%

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	35

Financial Highlights

Cont’d.

Class B
Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.59

Income/Loss From Investment Operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investment transactions	1.58

Total from investment operations	1.56

Net asset value, end of period	$9.15

Total Return(b):	20.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,237
Average net assets (000)	$95,925
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94%
Expenses, excluding distribution and service (12b-1) fees	0.94%
Net investment loss	(0.27)%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B

Year Ended October 31,			March 3, 1999(a) Through October 31, 1999(d)

2002(d)	2001(d)	2000(d)

$8.89	$12.27	$11.22	$10.00

(0.04)	(0.06)	(0.09)	(0.05)
(1.26)	(3.32)	1.14	1.27

(1.30)	(3.38)	1.05	1.22

$7.59	$8.89	$12.27	$11.22

(14.62)%	(27.55)%	9.36%	12.20%

$99,771	$147,021	$214,700	$175,129
$132,783	$184,943	$205,175	$144,221

1.91%	1.85%	1.84%	1.98	%(c)
0.91%	0.85%	0.84%	0.98	%(c)
(0.43)%	(0.60)%	(0.72)%	(0.67	)%(c)

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	37

Financial Highlights

Cont’d.

Class C
Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.59

Income/Loss From Investment Operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investment transactions	1.58

Total from investment operations	1.56

Net asset value, end of period	$9.15

Total Return(b):	20.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,112
Average net assets (000)	$52,674
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94%
Expenses, excluding distribution and service (12b-1) fees	0.94%
Net investment loss	(0.27)%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C

Year Ended October 31,			March 3, 1999(a) Through October 31, 1999(d)

2002(d)	2001(d)	2000(d)

$8.89	$12.27	$11.22	$10.00

(0.04)	(0.06)	(0.09)	(0.05)
(1.26)	(3.32)	1.14	1.27

(1.30)	(3.38)	1.05	1.22

$7.59	$8.89	$12.27	$11.22

(14.62)%	(27.55)%	9.36%	12.20%

$54,415	$85,848	$131,554	$110,895
$75,295	$109,346	$126,881	$91,235

1.91%	1.85%	1.84%	1.98	%(c)
0.91%	0.85%	0.84%	0.98	%(c)
(0.43)%	(0.60)%	(0.72)%	(0.67	)%(c)

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	39

Financial Highlights

Cont’d

Class Z
Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.88

Income From Investment Operations:
Net investment income	0.07
Net realized and unrealized gain (loss) on investment transactions	1.64

Total from investment operations	1.71

Net asset value, end of period	$9.59

Total Return(b):	21.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,198
Average net assets (000)	$6,981
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.94%
Expenses, excluding distribution and service (12b-1) fees	0.94%
Net investment income	0.73%

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class Z

Year Ended October 31,			March 3, 1999(a) Through October 31, 1999(d)

2002(d)	2001(d)	2000(d)

$9.13	$12.48	$11.30	$10.00

0.05	0.04	0.03	0.02
(1.30)	(3.39)	1.15	1.28

(1.25)	(3.35)	1.18	1.30

$7.88	$9.13	$12.48	$11.30

(13.69)%	(26.84)%	10.44%	13.00%

$6,969	$13,469	$18,167	$13,653
$11,218	$18,523	$17,464	$12,627

0.91%	0.85%	0.84%	0.98	%(c)
0.91%	0.85%	0.84%	0.98	%(c)
0.55%	0.39%	0.28%	0.35	%(c)

See Notes to Financial Statements.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	41

Report of Independent Auditors

To the Board of Trustees and Shareholders of

Dryden Large-Cap Core Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dryden Large-Cap Core Equity Fund, formerly Prudential Tax-Managed Equity Fund, (the “Fund”) at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 22, 2003

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Supplemental Proxy Information

(Unaudited)

Meetings of the Fund’s shareholders were held on July 17, 2003 and August 21, 2003, respectively. The meetings were held for the following purposes:

1. To approve the election of ten (10) trustees to the Board of Trustees, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn*
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The result of the July 17, 2003 proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	22,459,184	—	169,326	—
Robert E. La Blanc	22,464,062	—	164,448	—
Robert F. Gunia	22,462,192	—	166,318	—
Douglas H. McCorkindale	22,469,511	—	158,999	—
Stephen P. Munn*	22,468,788	—	159,722	—
Richard A. Redeker	22,468,621	—	159,889	—
Judy A. Rice	22,466,168	—	162,342	—
Robin B. Smith	22,461,905	—	166,605	—
Stephen Stoneburn	22,470,038	—	158,472	—
Clay T. Whitehead	22,468,350	—	160,160	—

* Mr. Munn resigned effective November 30, 2003.

2. To approve amendments to the Fund’s Declaration of Trust.

The result of the August 21, 2003 proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Abstentions
Amendments to the Fund’s Declaration of Trust	6,802,101	250,645	230,701

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	43

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (69), Trustee since 20033

Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Trustee since 20033

Oversees 119 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Trustee since 19983

Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Trustee since 19983

Oversees 102 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

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Robin B. Smith (64), Trustee since 19983

Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 20033

Oversees 107 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Trustee since 19983

Oversees 106 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President since 2003 and Trustee since 20003

Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (56), Vice President and Trustee since 19983

Oversees 189 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	45

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

[1]	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 10/31/03
	One Year	Three Years	Since Inception
Class A	15.49%	–10.17%	–2.24%

Class B	15.55	–10.23	–2.10

Class C	18.36	–9.62	–2.10

Class Z	21.70	–8.41	–0.89

Average Annual Total Returns (Without Sales Charge) as of 10/31/03
	One Year	Three Years	Since Inception
Class A	21.57%	–8.62%	–1.16%

Class B	20.55	–9.32	–1.89

Class C	20.55	–9.32	–1.89

Class Z	21.70	–8.41	–0.89

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Source: Prudential Investments LLC and Lipper Inc. Inception date: 3/3/99.

The graph compares a $10,000 investment in the Dryden Large-Cap Core Equity Fund (Class A shares) with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class A shares (March 3, 1999) and the account values at the end of the current fiscal year (October 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs).

Visit our website at www.jennisondryden.com

Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through October 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed. The S&P 500 Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Fund. The S&P 500 Index is not the only index that may be used to characterize performance of large-capitalization stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal
Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z

Nasdaq	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z

Nasdaq	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

MF187E    IFS-AO86507

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at (973) 367-7525, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

Stephen Munn had been designated as the Fund’s Audit Committee Financial Expert, however, he resigned as a Director of the Fund effective November 30, 2003 and the Fund’s board is in the process of selecting a new designee.

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
Assistant Secretary

Date	December 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2003

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 22, 2003

*	Print the name and title of each signing officer under his or her signature.